Equity Incentive Plan - Additional information about stock option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plans
Cash proceeds from the exercise of stock options	$ 3.0	$ 21.7	$ 2.0
Total intrinsic value of stock options exercised	$ 3.6	$ 80.9	$ 3.6
Weighted average grant date fair value of options granted (in dollars per share)	$ 2.79	$ 6.47	$ 3.27